Key Sources of Estimation Uncertainty - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Key Sources of Estimation Uncertainty [line items]
Impairment expense	$ 244
Mining interests	20,047	$ 19,572
Carrying amount of stripping costs capitalized	204	205
Total provision for reclamation and closure cost obligations	599	622
Undiscounted value of obligations	$ 1,572	$ 1,786
Weighted average discount rate	4.10%	4.10%
20-Year Reclamation Lifecycle [member]
Disclosure of Key Sources of Estimation Uncertainty [line items]
Risk-free rate	2.94%	2.94%
Reclamation life cycle	20 years	20 years
Greater Than 100 Years Reclamation Lifecycle [member]
Disclosure of Key Sources of Estimation Uncertainty [line items]
Risk-free rate	5.00%	5.00%
Reclamation life cycle	100 years	100 years
Mining interests [member]
Disclosure of Key Sources of Estimation Uncertainty [line items]
Impairment expense	$ 244
Reversal of impairment expense		$ 49